UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 129.7%
ENERGY 8.0%
INTEGRATED OIL & GAS 0.2%
Duncan Energy Partners LP	81,000	$1,292,760
Targa Resources Partners LP	30,019	510,923
		1,803,683
OIL & GAS EQUIPMENT & SERVICES 0.1%
Exterran Partners LP	79,719	1,206,149

OIL & GAS STORAGE & TRANSPORTATION 7.7%
DCP Midstream Partners LP	117,665	1,990,892
Enbridge Energy Partners LP	145,000	5,768,100
Energy Transfer Partners LP	139,610	5,141,836
Enterprise Products Partners LP	307,200	7,916,544
Kinder Morgan Energy Partners LP	257,192	13,381,700
Magellan Midstream Partners LP	170,900	5,537,160
MarkWest Energy Partners LP	139,000	3,513,920
Plains All American Pipeline LP	35,000	1,386,700
Spectra Energy Corp.	852,470	20,288,786
Teekay LNG Partners LP	26,995	423,821
Teekay Offshore Partners LP	33,872	391,222
Williams Partners LP	293,974	7,599,228
		73,339,909
TOTAL ENERGY		76,349,741
INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
Fairpoint Communications	642,250	5,568,307
Frontier Communications Corp.	281,500	3,237,250
		8,805,557
REAL ESTATE 67.2%
DIVERSIFIED 4.2%
Land Securities Group PLC (United Kingdom)(b)	100,300	2,265,330
Segro PLC(b)	616,180	4,645,747

	Number
	of Shares	Value

Unibail-Rodamco (France)(b)	55,200	$11,168,629
Vornado Realty Trust	245,500	22,328,225
		40,407,931
HEALTH CARE 17.7%
HCP	848,100	34,034,253
Health Care REIT	467,500	24,885,025
Nationwide Health Properties	1,329,600	47,839,008
Omega Healthcare Investors	720,105	14,157,265
Senior Housing Properties Trust	635,382	15,141,153
Ventas	653,600	32,300,912
		168,357,616
HOTEL 2.2%
DiamondRock Hospitality Co.	714,200	6,499,220
Hospitality Properties Trust	342,800	7,034,256
Host Hotels & Resorts	221,925	2,949,383
Strategic Hotels & Resorts	547,800	4,135,890
		20,618,749
INDUSTRIAL 0.6%
EastGroup Properties	114,000	5,533,560

OFFICE 15.9%
BioMed Realty Trust	210,453	5,566,482
Boston Properties(a)	546,739	51,207,575
Brandywine Realty Trust(c)	763,937	12,245,910
Highwoods Properties	382,200	13,591,032
Liberty Property Trust	664,995	25,037,062
Mack-Cali Realty Corp.	453,400	15,356,658
Parkway Properties	117,100	4,433,406
SL Green Realty Corp.	368,516	23,879,837
		151,317,962
RESIDENTIAL-APARTMENT 11.5%
American Campus Communities	466,685	15,811,288
Apartment Investment & Management Co.	660,491	23,130,395

	Number
	of Shares	Value

Education Realty Trust	467,800	$5,183,224
Home Properties	680,987	39,463,196
Mid-America Apartment Communities	190,300	9,351,342
UDR	632,100	16,529,415
		109,468,860
SELF STORAGE 2.0%
Extra Space Storage	628,500	9,653,760
Sovran Self Storage	218,600	9,769,234
		19,422,994
SHOPPING CENTER 12.2%
COMMUNITY CENTER 5.0%
Cedar Shopping Centers	259,643	3,432,480
Developers Diversified Realty Corp.	607,000	19,235,830
Inland Real Estate Corp.	753,500	11,822,415
Regency Centers Corp.	54,640	3,643,942
Urstadt Biddle Properties—Class A	517,500	9,703,125
		47,837,792
FREE STANDING 1.6%
National Retail Properties	613,200	14,686,140

REGIONAL MALL 5.6%
General Growth Properties	489,931	7,397,958
Glimcher Realty Trust	248,700	2,596,428
Macerich Co.	331,788	21,118,306
Simon Property Group	232,200	22,523,400
		53,636,092
TOTAL SHOPPING CENTER		116,160,024
SPECIALTY 0.9%
Entertainment Properties Trust	162,866	8,912,028
TOTAL REAL ESTATE		640,199,724
UTILITIES 53.6%
ELECTRIC UTILITIES 38.5%
Allegheny Energy	56,000	2,059,120

	Number
	of Shares	Value

Cleco Corp.	243,500	$6,148,375
DPL	112,900	2,799,920
Duke Energy Corp.	3,673,140	64,022,830
E.ON AG (ADR) (Germany)	288,096	14,449,455
Electricite de France (France)(b)	137,600	9,950,320
Entergy Corp.	291,920	25,983,799
Exelon Corp.(d)	806,400	50,496,768
FirstEnergy Corp.	523,000	35,035,770
Fortum Oyj (Finland)(b)	149,000	5,000,330
FPL Group	415,158	20,882,447
Great Plains Energy	64,684	1,437,279
ITC Holdings Corp.	88,900	4,602,353
Northeast Utilities	234,000	6,002,100
Pepco Holdings	990,800	22,699,228
Pinnacle West Capital Corp.	165,500	5,694,855
PPL Corp.	397,000	14,696,940
Progress Energy	121,429	5,237,233
Scottish and Southern Energy PLC (United Kingdom)(b)	267,328	6,802,370
Southern Co.	1,667,200	62,836,768
		366,838,260
GAS UTILITIES 0.4%
Equitable Resources	87,300	3,202,164

MULTI UTILITIES 14.7%
Ameren Corp.	450,800	17,594,724
Consolidated Edison	43,618	1,873,829
Dominion Resources	396,400	16,957,992
NSTAR	276,374	9,258,529
OGE Energy Corp.	134,100	4,141,008
PG&E Corp.	379,000	14,193,550
Public Service Enterprise Group	1,521,000	49,873,590
RWE AG (Germany)(b)	50,483	4,812,877
Sempra Energy	106,731	5,386,714
United Utilities Group PLC (United Kingdom)(b)	71,323	885,116

	Number
	of Shares	Value

Wisconsin Energy Corp.	47,224	$2,120,358
Xcel Energy	648,252	12,958,558
		140,056,845
TOTAL UTILITIES		510,097,269
TOTAL COMMON STOCK
(Identified cost—$1,111,971,306)		1,235,452,291
PREFERRED SECURITIES—$25 PAR VALUE 19.8%
BANK 2.3%
Bank of America Corp., 8.20%	130,675	2,972,856
BB&T Capital Trust V, 8.95%, due 9/15/63	110,900	2,717,050
JPMorgan Chase & Co, 8.625%, due 12/31/49	120,000	2,998,800
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48, Series Z	200,000	4,836,000
PNC Capital Trust E, 7.75%	66,700	1,364,015
U.S. Bancorp, 3.50%, Series B (FRN)	99,952	1,499,280
Wachovia Corp., 8.00%	35,325	294,964
Wells Fargo Capital XII, 7.875%	137,600	3,296,896
Wells Fargo Capital XIV, 8.625%, due 9/14/68	90,000	2,259,000
		22,238,861
BANK—FOREIGN 2.2%
Barclays Bank PLC, 8.125%	209,800	3,587,580
Deutsche Bank Contingent Capital Trust III, 7.60%	172,000	3,111,480
Deutsche Bank Contingent Capital Trust V, 8.05%	120,000	2,424,000
HSBC Holdings PLC , 8.125%	140,000	3,088,400
Santander Finance Preferred, 6.50%	95,700	1,581,921
Santander Finance Preferred, 6.80%	269,935	4,588,895
Santander Finance Preferred, 4.00%, Series 6 (FRN)	279,700	2,243,194
		20,625,470
ENERGY- INTEGRATED OIL & GAS 0.1%
Nexen, 7.35%, due 11/1/43, Series B	39,211	795,983

FINANCE 0.9%
INVESTMENT BANKER/BROKER 0.6%
Bear Stearns Capital Trust III, 7.80%, 5/15/31	109,625	2,356,938

	Number
	of Shares	Value

Merrill Lynch & Co., 4.00%, Series 5 (FRN)	133,745	$1,317,388
Merrill Lynch & Co., 8.625%	120,000	2,278,800
		5,953,126
INVESTMENT BANKER/BROKER—FOREIGN 0.2%
Credit Suisse Guernsey, 7.90%	100,000	2,040,000

MORTGAGE LOAN/BROKER 0.1%
Countrywide Capital IV, 6.75%, due 4/1/33	57,270	509,703
TOTAL FINANCE		8,502,829
INSURANCE 2.0%
LIFE/HEALTH INSURANCE 0.0%
Delphi Financial Group, 7.376%, due 5/15/37	10,933	157,435

MULTI-LINE 0.2%
MetLife, 6.50%, Series B	122,500	1,901,200

MULTI-LINE—FOREIGN 0.8%
Allianz SE, 8.375%	220,000	4,433,000
ING Groep N.V., 6.375%	59,473	685,129
ING Groep N.V., 7.375%	142,000	1,988,000
		7,106,129
PROPERTY CASUALTY 0.5%
Berkley W R Capital Trust II, 6.75%, due 7/26/45	109,600	1,885,120
Markel Corp., 7.50%, due 8/22/46	145,011	3,016,229
		4,901,349
PROPERTY CASUALTY—FOREIGN 0.3%
Arch Capital Group Ltd., 8.00%	129,000	2,618,700

REINSURANCE—FOREIGN 0.2%
Aspen Insurance Holdings Ltd., 7.401%, Series A	150,000	2,130,000
TOTAL INSURANCE		18,814,813
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	263,375	4,343,054
United States Cellular Corp., 7.50%, due 6/15/34	29,700	534,600
		4,877,654

	Number
	of Shares	Value

MEDIA—DIVERSIFIED SERVICES 0.9%
Comcast Corp., 6.625%, due 5/15/56	122,037	$2,160,055
Comcast Corp., 7.00%, due 9/15/55, Series B	350,000	6,716,500
		8,876,555
REAL ESTATE 9.8%
DIVERSIFIED 1.2%
Duke Realty Corp., 8.375%, Series O	77,300	1,429,277
Forest City Enterprises, 7.375%, Class A	519,000	8,823,000
iStar Financial, 7.875%, Series E	113,325	634,620
iStar Financial, 7.65%, Series G	19,075	94,421
iStar Financial, 7.50%, Series I	179,700	885,921
		11,867,239
HEALTH CARE 3.1%
Health Care REIT, 7.875%, Series D	153,536	3,299,489
Health Care REIT, 7.625%, Series F	305,600	6,494,000
LTC Properties, 8.00%, Series F	438,000	9,154,200
Omega Healthcare Investors, 8.375%, Series D	500,000	10,950,000
		29,897,689
HOTEL 0.6%
Ashford Hospitality Trust, 8.55%, Series A	28	322
Host Hotels & Resorts, 8.875%, Series E	80,000	1,392,000
LaSalle Hotel Properties, 8.00%, Series E	170,000	2,932,500
Strategic Hotels & Resorts, 8.25%, Series B	90,800	1,044,200
W2007 Grace Acquisition I, 9.00%, Series C(e)	64,825	194,475
		5,563,497
OFFICE 2.4%
Alexandria Real Estate Equities, 8.375%, Series C	372,200	8,504,770
Brandywine Realty Trust, 7.50%, Series C	177,410	2,781,789
SL Green Realty Corp., 7.625%, Series C	424,500	7,271,685
SL Green Realty Corp., 7.875%, Series D	227,650	3,897,368
		22,455,612

	Number
	of Shares	Value

OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 7.00%, Series H	55,959	$972,567
PS Business Parks, 6.875%, Series I	245,000	3,822,000
PS Business Parks, 7.95%, Series K	65,000	1,371,500
		6,166,067
RESIDENTIAL—APARTMENT 0.4%
Apartment Investment & Management Co., 8.00%, Series T	138,400	2,456,600
Apartment Investment & Management Co., 8.00%, Series V	47,200	797,680
Apartment Investment & Management Co., 7.875%, Series Y	34,000	578,000
		3,832,280
SHOPPING CENTER 1.4%
COMMUNITY CENTER 1.1%
Cedar Shopping Centers, 8.875%, Series A	115,800	2,547,600
Developers Diversified Realty Corp., 7.50%, Series I	300,700	4,290,989
Kimco Realty Corp., 7.75%, Series G	88,700	1,810,367
Saul Centers, 8.00%, Series A	96,300	2,166,750
		10,815,706
REGIONAL MALL 0.3%
CBL & Associates Properties, 7.75%, Series C	114,710	1,755,063
CBL & Associates Properties, 7.375%, Series D	60,000	864,000
		2,619,063
TOTAL SHOPPING CENTER		13,434,769
TOTAL REAL ESTATE		93,217,153
UTILITIES 1.1%
ELECTRIC UTILITIES 0.6%
American Electric Power Co., 8.75%	103,195	2,559,236
FPL Group Capital, 7.45%, due 9/1/67, Series E	110,000	2,707,100
		5,266,336
MULTI UTILITIES 0.5%
Constellation Energy Group, 8.625%, due 6/15/63, Series A	123,825	2,786,062

	Number
	of Shares	Value

Xcel Energy, 7.60%	100,000	$2,340,000
		5,126,062
TOTAL UTILITIES		10,392,398
TOTAL PREFERRED SECURITIES—$25 PAR VALUE
(Identified cost—$255,450,842)		188,341,716
PREFERRED SECURITIES—CAPITAL SECURITIES 12.4%
BANK 4.3%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B	3,000,000	2,785,680
Bank of America Corp., 8.00%, due 12/29/49	8,500,000	6,741,027
CBG Florida REIT Corp., 7.114%, due 2/15/49, 144A(e),(f)	3,000,000	816,480
Citigroup, 8.40%, due 4/29/49	8,150,000	5,557,566
Citigroup Capital XXI, 8.30%, due 12/21/57	2,500,000	1,866,748
CoBank ACB, 11.00%, Series C, 144A(f)	80,000	4,029,960
JPMorgan Chase, 7.90%, due 4/29/49	10,000,000	8,441,310
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(f)	6,500,000	5,805,124
Sovereign Capital Trust VI, 7.908%, due 6/13/36	4,415,000	3,238,857
Webster Capital Trust IV, 7.65%, due 6/15/37	2,000,000	1,329,638
		40,612,390
BANK—FOREIGN 0.8%
Credit Agricole SA/London, 6.637%, due 12/31/49, 144A(f)	2,000,000	1,350,526
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49	2,000,000	1,492,228
Royal Bank of Scotland Group PLC, 6.99%, due 10/29/49, 144A(f)	3,500,000	2,612,347
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(f)	2,500,000	2,108,450
		7,563,551
ELECTRIC 1.7%
MULTI UTILITIES 1.3%
Dominion Resources, 7.50%, due 6/30/66, Series A	5,440,000	4,652,397
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,000,000	2,001,050
PPL Capital Funding, 6.70%, due 3/30/67, Series A	5,000,000	4,058,085
Puget Sound Energy, 6.974%, due 6/1/67, Series A(e),(g)	2,000,000	1,600,000
		12,311,532

	Number
	of Shares	Value

UTILITIES 0.4%
DPL Capital Trust II, 8.125%, due 9/1/31	4,000,000	$4,385,124
TOTAL ELECTRIC		16,696,656
FINANCE 0.2%
Capital One Capital III, 7.686%, due 8/15/36	3,500,000	1,680,865

FOOD 0.7%
Dairy Farmers of America, 7.875%, 144A(e),(f)	42,500	2,263,125
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(f)	48	4,690,500
		6,953,625
GAS UTILITIES 0.7%
Southern Union Co., 7.20%, due 11/1/66	8,750,000	6,469,820

INSURANCE 3.3%
LIFE/HEALTH INSURANCE 0.9%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(f)	2,000,000	1,412,000
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(f)	7,000,000	4,236,127
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(f)	4,000,000	3,215,420
		8,863,547
MULTI-LINE 1.8%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(e)	9,000,000	7,515,000
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(f)	4,000,000	1,787,752
Metlife Capital Trust IV, 7.875%, due 12/15/67,144A(f)	4,000,000	2,747,216
Old Mutual Capital Funding, 8.00%, (Eurobond)	9,000,000	5,490,000
		17,539,968
PROPERTY CASUALTY 0.4%
Progressive Corp. (The), 6.70%, due 6/15/37	3,000,000	2,448,072
White Mountains Re Group Ltd., 7.506%, due 5/29/49, 144A(f)	2,000,000	1,322,910
		3,770,982
REINSURANCE 0.2%
PartnerRe Finance II, 6.44%, due 12/1/66	2,000,000	1,447,536
TOTAL INSURANCE		31,622,033

	Number
	of Shares	Value

OIL—EXPLORATION AND PRODUCTION 0.2%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	2,000,000	$1,990,500
PIPELINES 0.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	2,000,000	1,698,614
Enterprise Products Operating LP, 8.375%, due 8/1/66	3,500,000	3,248,910
		4,947,524
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES
(Identified cost—$156,606,245)		118,536,964

	Principal Amount
CORPORATE BONDS 5.1%
BANK 1.1%
PNC Financial Services Group, 8.25%, due 5/29/49	$3,500,000	3,280,270
State Street Capital Trust III, 8.25%, due 12/29/49	2,000,000	1,962,320
Wells Fargo Capital XIII, 7.70%, due 12/29/49	2,500,000	2,182,000
Wells Fargo Capital XV, 9.75%, due 12/26/49, (FRN)	3,000,000	2,912,799
		10,337,389
BANK—FOREIGN 0.2%
Natixis, 10.00%, due 4/29/49, 144A(f)	3,000,000	1,935,000
INSURANCE 0.3%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(f)	4,000,000	2,884,828
INTEGRATED TELECOMMUNICATIONS SERVICES 1.6%
Citizens Communications Co., 7.875%, due 1/15/27	2,000,000	1,510,000
Citizens Communications Co., 9.00%, due 8/15/31	10,000,000	7,700,000
Embarq Corp., 7.995%, due 6/1/36	8,000,000	5,733,360
		14,943,360
MEDIA 1.5%
Cablevision Systems Corp., 8.00%, due 4/15/12	3,850,000	3,638,250
CSC Holdings, 7.625%, due 7/15/18	1,000,000	875,000

	Principal
	Amount	Value

Rogers Cable, 8.75%, due 5/1/32	$8,430,000	$9,522,326
		14,035,576
REAL ESTATE 0.4%
BF Saul REIT, 7.50%, due 3/1/14	5,000,000	4,125,000
TOTAL CORPORATE BONDS
(Identified cost—$57,532,256)		48,261,153

	Number of Shares
SHORT-TERM INVESTMENTS 13.9%
MONEY MARKET FUNDS 4.3%
Federated U.S. Treasury Cash Reserves Fund, 0.99%(h)	34,500,000	34,500,000
Fidelity Institutional Money Market Treasury Only Fund, 0.93%(h)	6,900,000	6,900,000
		41,400,000

	Principal Amount
U.S. TREASURY OBLIGATIONS 9.6%
United States Treasury Bill, 0.01%, due 10/02/08	$59,000,000	58,999,918
United States Treasury Bill, 0.01%, due 10/09/08	32,600,000	32,595,711
		91,595,629
TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$132,995,629)		132,995,629

			Value
TOTAL INVESTMENTS (Identified cost—$1,714,556,278)	180.9%		$1,723,587,753
WRITTEN CALL OPTION	0.0%		(314,388)
OTHER ASSETS IN EXCESS OF LIABILITIES	2.5%		24,266,214
LIQUIDATION VALUE OF PREFERRED SHARES	(83.4)%		(795,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES
(Equivalent to $16.18 per share based on 58,858,135 shares of
common stock outstanding)	100.0%		$952,539,579

		Number
		of Contracts
WRITTEN CALL OPTION

UTILITIES CUSTOM BASKET, Strike Price 103, 10/16/08
(Premium received—$457,200)		360,000	$(314,388)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a)	100,000 shares segregated as collateral for the interest rate swap transactions.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 3.8% of net assets applicable to common shares of the fund.

(c)	300,000 shares segregated as collateral for the interest rate swap transactions.
(d)	A portion of the security has been segregated for written call option contracts.
(e)	Illiquid security. Aggregate holdings equal 1.3% of net assets applicable to common shares of the fund.
(f)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.5% of net assets applicable to common shares.
(g)	Fair valued security. Aggregate holdings equal 0.2% of net assets applicable to common shares.
(h)	Rate quoted represents the seven day yield of the Fund.

Interest rate swaps outstanding at September 30, 2008 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative
Products AG	$46,000,000	3.415%	3.709%	March 29, 2009	$213,845
Merrill Lynch Derivative
Products AG	$46,000,000	3.461%	3.709%	March 29, 2010	(80,690)
Merrill Lynch Derivative
Products AG	$70,000,000	3.600%	3.709%	January 29, 2014	1,522,702
Royal Bank of Canada	$68,000,000	2.990%	3.429%	March 26, 2009	420,340
Royal Bank of Canada	$40,000,000	3.498%	3.188%	November 22, 2012	602,490
Royal Bank of Canada	$40,000,000	3.634%	3.704%	March 31, 2014	868,650
UBS AG	$34,000,000	4.060%	3.030%	April 19, 2010	(393,063)
UBS AG	$34,000,000	4.173%	3.709%	April 28, 2010	(434,361)
UBS AG	$60,000,000	3.639%	2.497%	April 17, 2013	733,154
					$3,453,067

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,723,587,753	$1,372,794,787	$347,257,966	$3,535,000
Other Financial Instruments*	$(3,767,455)	$—	$(3,767,455)	$—

Total	$1,719,820,298	$1,372,794,787	$343,490,511	$3,535,000

* Other financial instruments include interest rate swap contracts and written options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2007	$9,822,468
Accrued premiums/discounts	56

Realized gain (loss)	(3,669,428)
Change in unrealized appreciation
(depreciation)	376,854
Net purchases (sales)	(731,825)
Transfers in and/or out of Level 3	(2,263,125)
Balance as of September 30, 2008	3,535,000

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$222,451,047
Gross unrealized depreciation	(213,419,572)
Net unrealized appreciation	$9,031,475

Cost for federal income tax purposes	$1,714,556,278

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008